Business Combination - Schedule of Determination of Goodwill (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Apr. 17, 2018 BRL (R$)	Apr. 17, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 14, 2017 BRL (R$)	Feb. 14, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Goodwill		$ 1,205,570			$ 713,175
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Cash consideration transferred	R$ 2,268,667	729,975
(-) Net assets acquired and liabilities assumed	R$ (2,268,667)	$ (729,975)				R$ (2,268,668)	$ (729,975)
Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Cash consideration transferred			R$ 7,069,345	$ 1,863,874
Non-controlling interests assumed in the acquisition			256,616	67,658
(-) Net assets acquired and liabilities assumed			(5,187,349)	(1,367,674)
Goodwill			R$ 2,138,612	$ 563,858